Intangible Assets - Estimated Remaining Weighted Average Amortization Periods for Definite Lived Intangible Assets (Detail) - Remaining weighted average [member]	12 Months Ended
Mar. 31, 2018
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	29 months
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	196 months
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	33 months
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	21 months
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	80 months
Intellectual property and other rights [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	17 months
Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	24 months